Bank loan (Tables)	12 Months Ended
Dec. 31, 2024
Borrowings [abstract]
Schedule of Movement of Bank Loan	The following outlines the movement of the bank loan from December 31, 2022, to December 31, 2024:

($)
Balance at December 31, 2022	9,448
Additional draw-down	17,787
Repayment	(17,500)
Less: transaction costs and fees	(418)
Modification adjustment	249
Interest expense	1,584
Interest paid	(1,119)
Balance at December 31, 2023	10,031
Additional draw-down	15,000
Less: transaction costs and fees	(376)
Modification adjustment	(310)
Interest expense	2,053
Interest paid	(1,478)
Balance at December 31, 2024	24,920